Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 14 — COMMITMENTS AND CONTINGENCIES

Contingencies

The Group may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Group can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Group, the Group believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Group’s combined and consolidated financial position or results of operations or liquidity.

As of June 30, 2026 and 2025, the Group did not have any significant capital or other commitments, long-term obligations or guarantees, other than the lease commitments disclosed in Note 8 and the long-term loan disclosed in Note 9.